Organization and Description of Business (Details Narrative)																6 Months Ended
	Oct. 08, 2025 USD ($) $ / shares shares	Sep. 10, 2025 USD ($)	Sep. 09, 2025 $ / shares shares	Jul. 25, 2023 MOP (MOP$)	Jun. 19, 2023	Jun. 14, 2023 USD ($)	Jun. 14, 2023 MOP (MOP$)	May 15, 2023 MOP (MOP$)	Feb. 15, 2023 MOP (MOP$)	Mar. 23, 2022 USD ($)	Mar. 23, 2022 MOP (MOP$)	Nov. 12, 2019 USD ($)	Nov. 12, 2019 MOP (MOP$)	Aug. 26, 2019 USD ($)	Aug. 26, 2019 MOP (MOP$)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) shares		Jun. 18, 2023	Aug. 29, 2022
Share capital																$ 820,725		$ 63,909
Stock issued during the period, shares | shares			1,500,000
Price per share | $ / shares	$ 4.00		$ 4.00
Proceeds from initial public offering		$ 6,000,000														823,225
Common stock voting rights, description					Before and after the reorganization, ZGCL Cayman and ZGCL Macau were ultimately and effectively controlled by the same group of controlling shareholders, who collectively held more than 50% of the voting rights in these entities
ZGCL Macau [Member]
Consideration transferred to acquire equity interest | MOP$								MOP$ 100,000
ZGCL Macau [Member]
Equity ownership percentage				32.00%		68.00%	68.00%	100.00%	100.00%			90.00%	90.00%
Consideration transferred to acquire equity interest | MOP$				MOP$ 32,000					MOP$ 100,000
Ng WaiIan [Member]
Equity ownership percentage												10.00%	10.00%
Two Independent Party [Member]
Equity ownership percentage																					100.00%
Independent Party One [Member]
Equity ownership percentage						32.00%	32.00%			60.00%	60.00%
Independent Party Two [Member]
Equity ownership percentage										40.00%	40.00%
Ng And Sou Weng Seng [Member]
Equity ownership percentage																				100.00%
ZGCL Cayman [Member]
Equity ownership percentage					100.00%
Common Stock [Member]
Share capital																$ 225		$ 9
Stock issued during the period, shares | shares	225,000		1,500,000													225,000		8,580	[1]
Proceeds from initial public offering	$ 900,000
ZGCL Macau [Member]
Share capital														$ 12,471	MOP$ 100,000
Lason Investment Consulting Company Limited [Member]
Share capital												$ 12,471	MOP$ 100,000
Lason Management Service Limited [Member]
Share capital										$ 12,471	MOP$ 100,000
Lapis Financial Technology Limited [Member]
Share capital						$ 12,471	MOP$ 100,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.